<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 4th day of May, 2009.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 220
FORM 13F INFORMATION TABLE VALUE TOTAL: $321,939,923

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Agrium, Inc.
Akamai Technologies
Alcoa, Inc.
Alliance One International
Altria Group, Inc.
Ampco Pittsburgh Corp.
Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Automatic Data Processing, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
G1150G111
4930202
8474108
8916108
00971T101
13817101
18772103
02209S103
32037103
37411105
37833100
00206R102
49303100
53015103

$6,658,950
$1,421,174
$568,108
$2,405,852
$367,988
$239,793
$787,640
$75,602
$613,336
$687,322
$420,740
$3,480,343
$3,990,986
$1,838,094
$369,250
$993,375


133,929
29,794
20,666
230,005
6,465
6,700
40,600
10,300
159,723
42,904
31,730
54,304
37,966
72,940
35,000
28,253

133,929
29,794
20,666
230,005
6,465
6,700
40,600
10,300
159,723
42,904
31,730
54,304
37,966
72,940
35,000
28,253



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Agrium, Inc.
Akamai Technologies
Alcoa, Inc.
Alliance One International
Altria Group, Inc.
Ampco Pittsburgh Corp.
Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Automatic Data Processing, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

133,929
29,794
20,666
230,005
6,465
6,700
40,600
10,300
159,723
42,904
31,730
54,304
37,966
72,940
35,000
28,253

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

57665200
05945K102
60505104
06425J102
67901108
71813109
54937107
75887109
84670207
84670108
88606108
09247Q106
09249 E101
09255X100
92475102
09247F100
92474105


$3,356,891
$590,414
$3,931,798
$459,941
$275,570
$228,441
$8,507,241
$400,549
$11,305,380
$1,994,100
$3,462,699
$193,627
$207,782
$112,000
$292,048
$517,386
$221,020


133,581
168,209
576,510
106,963
8,500
4,460
502,792
5,957
4,009
23
77,639
17,400
20,173
12,500
33,225
86,375
21,500


133,581
168,209
576,510
106,963
8,500
4,460
502,792
5,957
4,009
23
77,639
17,400
20,173
12,500
33,225
86,375
21,500










Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


133,581
168,209
576,510
106,963
8,500
4,460
502,792
5,957
4,009
23
77,639
17,400
20,173
12,500
33,225
86,375
21,500


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Carmax, Inc.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247D105
09249W101
09248C106
09249U105
09249R102
09248T109
09249G106
96627104
55622104
118230101
136385101
139793103
14149F109
149123101
14808P109
149123101
151020104


$242,950
$376,689
$389,122
$110,600
$109,100
$291,716
$321,237
$672,000
$1,176,935
$977,084
$354,752
$636,927
$401,800
$181,002
$391,041
$3,428,986
$1,537,883


22,600
30,700
27,500
10,000
10,000
31,300
33,850
30,000
29,350
27,400
9,200
139,677
70,000
14,550
12,058
122,639
34,637


22,600
30,700
27,500
10,000
10,000
31,300
33,850
30,000
29,350
27,400
9,200
139,677
70,000
14,550
12,058
122,639
34,637









Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Carmax, Inc.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22,600
30,700
27,500
10,000
10,000
31,300
33,850
30,000
29,350
27,400
9,200
139,677
70,000
14,550
12,058
122,639
34,637


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









CF Inds. Holdings, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


125269100
165167107
166764100
17275R102
172967101
191216100
194162103
203372107
20451N101
206013104
20825C104
216844100
126650100
23311P100
249030107
25179M103
254687106

$304,436
$740,711
$1,420,243
$8,387,868
$110,910
$2,490,075
$4,659,184
$1,178,032
$473,508
$1,131
$706,374
$23,832
$1,631,284
$253,620
$322,200
$4,779,461
$941,523


4,280
43,418
21,122
500,171
43,838
56,657
78,996
103,700
8,400
18,850
18,038
30,000
59,341
18,000
12,000
106,947
51,846


4,280
43,418
21,122
500,171
43,838
56,657
78,996
103,700
8,400
18,850
18,038
30,000
59,341
18,000
12,000
106,947
51,846










CF Inds. Holdings, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,280
43,418
21,122
500,171
43,838
56,657
78,996
103,700
8,400
18,850
18,038
30,000
59,341
18,000
12,000
106,947
51,846


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Duke Energy Corporation

El Paso Pipeline Partners LP

EMC Corp. MASS

Emerson Electric

Encana Corp.

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise GP Holdings LP

Enterprise Products Partners

EQT Corp.

Exactech, Inc.

Exxon  Mobile Corporation

Falconstor Software, Inc.

Fidelity National Info. Services

First Citizens Bancshares CL A

FMC Technologies, Inc.

FNB United Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


264399106
283702108
268648102
291011104
292505104
29273V100
29273R109
293716106
293792107
26884L109
30064 109
302290101
306137100
31620M106
31946M103
30249U101
302519103

$519,716
$653,600
$326,200
$1,084,925
$1,402,141
$359,210
$453,747
$294,060
$3,123,900
$335,200
$229,800
$5,896,915
$2,139,404
$438,620
$890,836
$410,006
$39,003


36,293
38,000
28,614
37,961
34,527
17,000
12,300
13,000
140,400
10,699
20,000
86,592
895,148
24,100
6,759
13,070
15,001


36,293
38,000
28,614
37,961
34,527
17,000
12,300
13,000
140,400
10,699
20,000
86,592
895,148
24,100
6,759
13,070
15,001










Duke Energy Corporation
El Paso Pipeline Partners LP
EMC Corp. MASS
Emerson Electric
Encana Corp.
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise GP Holdings LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
FMC Technologies, Inc.
FNB United Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,293
38,000
28,614
37,961
34,527
17,000
12,300
13,000
140,400
10,699
20,000
86,592
895,148
24,100
6,759
13,070
15,001



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Forest Oil Corp.
Foster Wheeler
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gamestop Corp.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
GlaxoSmithKline PLC ORDF
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hatteras Financial Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


346091705
G36535139
302571104
35671D857
302695101
36467W109
368710406
369550108
369604103
375558103
37733W105
G3910J112
38141G104
38259P508
393122106
413353202
41902R103



$266,090
$294,894
$249,795
$486,207
$2,086,398
$1,232,292
$949,700
$390,863
$4,894,140
$529,901
$247,473
$182,247
$372,342
$3,864,162
$867,984
$64
$249,900



20,235
16,880
4,924
12,758
750,503
43,979
10,000
9,398
484,089
11,440
7,965
11,697
3,512
11,102
18,083
320,298
10,000



20,235
16,880
4,924
12,758
750,503
43,979
10,000
9,398
484,089
11,440
7,965
11,697
3,512
11,102
18,083
320,298
10,000











Forest Oil Corp.
Foster Wheeler
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gamestop Corp.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
GlaxoSmithKline PLC ORDF
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hatteras Financial Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,235
16,880
4,924
12,758
750,503
43,979
10,000
9,398
484,089
11,440
7,965
11,697
3,512
11,102
18,083
320,298
10,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Japan Index
Ishares Russell Midcap Val Indx Fd
Ishares Russsell Mid-Cap Growth
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


420261109
428236103
431284108
443510201
458140100
459200101
06739F291
464287184
464287176
464287465
464287234
464286848
464287473
464287481
464287200
464287341
464287325



$1,382,636
$1,006,940
$1,616,567
$310,337
$5,218,182
$3,140,980
$302,854
$665,205
$5,152,193
$824,913
$3,102,317
$118,500
$238,901
$235,382
$2,118,370
$671,775
$334,404



89,607
31,408
75,470
11,511
347,184
32,418
9,982
23,316
50,143
21,945
125,043
15,000
9,975
7,820
26,606
25,350
8,400



89,607
31,408
75,470
11,511
347,184
32,418
9,982
23,316
50,143
21,945
125,043
15,000
9,975
7,820
26,606
25,350
8,400











Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Japan Index
Ishares Russell Midcap Val Indx Fd
Ishares Russsell Mid-Cap Growth
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

89,607
31,408
75,470
11,511
347,184
32,418
9,982
23,316
50,143
21,945
125,043
15,000
9,975
7,820
26,606
25,350
8,400

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Brclays Bnd 1-3 Yrs TRS
Ishares TR Comex Gold
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Lincoln National Corp.
Lowes Companies Inc.
Magellan Midstream Holdings LP
Market Vectors ETF TR Global


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287457
464285105
464287655
464287499
478160104
487836108
494550106
496902404
50075N104
502424104
50540R409
523768109
52602 E102
534187109
548661107
55907R108
570604605

$678,776
$328,116
$801,263
$1,276,256
$11,581,757
$3,496,187
$2,111,744
$191,209
$353,720
$1,739,409
$269,054
$137,295
$368,851
$87,351
$9,844,329
$1,058,750
$314,949

8,050
3,630
19,055
23,630
220,185
95,446
45,200
10,700
15,869
25,655
4,600
490,341
12,050
13,057
539,415
60,500
11,125

8,050
3,630
19,055
23,630
220,185
95,446
45,200
10,700
15,869
25,655
4,600
490,341
12,050
13,057
539,415
60,500
11,125









Ishares TR Brclays Bnd 1-3 Yrs TRS

Ishares TR Comex Gold

Ishares TR RUS 2000 I FD

Ishares TR Russell Midcap Indx Fnd

Johnson & Johnson

Kellogg Company

Kinder Morgan Energy Partners LP

Kinross Gold Corp.

Kraft Foods, Inc. CL A

L-3 Communications Holdings, Inc.

Lab CP of America Holding New

Lee Enterprises, Inc.

Lender Processing Services

Lincoln National Corp.

Lowes Companies Inc.

Magellan Midstream Holdings LP

Market Vectors ETF TR Global




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,050
3,630
19,055
23,630
220,185
95,446
45,200
10,700
15,869
25,655
4,600
490,341
12,050
13,057
539,415
60,500
11,125

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Mastercard, Inc.
McDermott Intl., Inc.
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Monsanto Company
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Newbridge Bancorp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


57636Q104
580037109
580135101
584404107
58457V206
585055106
589331107
591520200
592688105
594918104
595635103
61166W101
615762101
46625H100
61945A107
63563H109
65080T102

$482,342
$473,604
$4,053,732
$164,715
$59,421
$3,122,435
$3,050,089
$64,440
$467,103
$9,806,883
$314,495
$216,060
$10,260
$494,361
$966,170
$943,209
$36,923

2,880
35,370
74,285
85,789
10,500
105,953
114,022
18,000
9,100
533,853
3,550
2,600
17,100
18,599
23,015
244,983
17,499

2,880
35,370
74,285
85,789
10,500
105,953
114,022
18,000
9,100
533,853
3,550
2,600
17,100
18,599
23,015
244,983
17,499









Mastercard, Inc.
McDermott Intl., Inc.
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Monsanto Company
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Newbridge Bancorp



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


2,880
35,370
74,285
85,789
10,500
105,953
114,022
18,000
9,100
533,853
3,550
2,600
17,100
18,599
23,015
244,983
17,499

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nokia Corp.
NovaGold Resources, Inc.
Nustar GP Holdings LLC
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Fr Inc Portfolio 3
Oil Service Holders Dep.
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


654902204
66987 E206
67059L102
67070F100
67062H106
67071D104
67072D103
67071S101
67071B108
67063X100
678002106
680223104
703186205
70788P105
713448108
71654V408
717081103

$2,610,136
$1,532,885
$267,930
$149,625
$235,800
$354,900
$437,321
$41,910
$51,158
$149,310
$254,466
$397,927
$35
$426,960
$16,258,092
$2,144,418
$2,396,398

223,662
555,393
13,000
12,500
20,000
27,300
34,708
11,000
14,250
11,000
3,429
36,777
29,000
36,000
315,814
70,378
175,947

223,662
555,393
13,000
12,500
20,000
27,300
34,708
11,000
14,250
11,000
3,429
36,777
29,000
36,000
315,814
70,378
175,947









Nokia Corp.
NovaGold Resources, Inc.
Nustar GP Holdings LLC
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Fr Inc Portfolio 3
Oil Service Holders Dep.
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


223,662

555,393

13,000

12,500

20,000

27,300

34,708

11,000

14,250

11,000

3,429

36,777

29,000

36,000

315,814

70,378

175,947


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Potash Corp. Sask, Inc.
Powershares Exchange Global Water
Powershares Exch Trd Fd Tr Cln Egy
Praxair, Inc.
Precision  Drilling Corp.
Procter & Gamble
Progress Energy, Inc.
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Research in Motion
Ruddick Corp.
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


718172109
72201B101
73755L107
73936T623
73935X500
74005P104
740215108
742718109
743263105
747525103
75281A109
758940100
760975102
781258108
78462F103
78390X101
803111103

$3,455,245
$96,000
$379,807
$568,560
$577,600
$461,879
$93,800
$10,372,797
$277,425
$2,580,317
$459,346
$64,897
$258,660
$644,158
$1,119,403
$601,902
$110,090

97,112
12,000
4,700
51,500
76,000
6,864
35,000
220,276
7,651
66,315
11,160
15,234
6,000
28,693
14,077
32,239
13,625

97,112
12,000
4,700
51,500
76,000
6,864
35,000
220,276
7,651
66,315
11,160
15,234
6,000
28,693
14,077
32,239
13,625









Philip Morris International, Inc.

Pimco Corporate Opportunity Fund

Potash Corp. Sask, Inc.

Powershares Exchange Global Water

Powershares Exch Trd Fd Tr Cln Egy

Praxair, Inc.

Precision  Drilling Corp.

Procter & Gamble

Progress Energy, Inc.

Qualcomm, Inc.

Range Resources, Inc.

Regions Financial Corp.

Research in Motion

Ruddick Corp.

S P D R Trust Unit

Saic, Inc.

Sara Lee Corporation




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


97,112
12,000
4,700
51,500
76,000
6,864
35,000
220,276
7,651
66,315
11,160
15,234
6,000
28,693
14,077
32,239
13,625

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









SCBT Finanical Corp.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spectra Energy Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software
Target Corporation
Teekay LNG Partners LP
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
TriStone Community Bank


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

78401V102
834156101
835495102
842632101
847560109
858912108
867914103
871829107
874054109
87612E106
Y8564M105
Y8565J101
881624209
892331307
H8817H100
895925105
89676R106

$763,728
$2,000
$2,293,995
$161,072
$205,652
$954,600
$285,951
$5,178,518
$160,905
$1,664,923
$1,007,400
$342,900
$5,495,379
$3,866,048
$503,376
$75,571
$155,200


36,542
10,000
109,342
45,245
14,544
20,000
24,357
227,128
19,270
48,413
60,000
30,000
121,984
61,075
8,555
472,025
38,800

36,542
10,000
109,342
45,245
14,544
20,000
24,357
227,128
19,270
48,413
60,000
30,000
121,984
61,075
8,555
472,025
38,800









SCBT Finanical Corp.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spectra Energy Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software
Target Corporation
Teekay LNG Partners LP
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
TriStone Community Bank



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,542
10,000
109,342
45,245
14,544
20,000
24,357
227,128
19,270
48,413
60,000
30,000
121,984
61,075
8,555
472,025
38,800

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









U S G Corporation
Ultra Financials ProShares
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

903293405
74347R743
903914109
904708104
907818108
91324P102
913017109
902973304
922908736
922042858
918204108
931422109
931142103
949746101
983024100
98385X106
98956P102

$591,381
$70,470
$364,284
$495,719
$359,918
$292,078
$4,494,032
$265,025
$209,216
$1,415,367
$1,344,541
$4,379,815
$5,092,515
$1,582,221
$839,883
$3,829,398
$798,584

77,711
27,000
10,150
17,806
8,755
13,955
104,561
18,140
5,600
60,075
23,543
168,714
97,745
111,111
19,514
125,062
21,879

77,711
27,000
10,150
17,806
8,755
13,955
104,561
18,140
5,600
60,075
23,543
168,714
97,745
111,111
19,514
125,062
21,879


Grand Total 03/31/09




$321,939,923












U S G Corporation
Ultra Financials ProShares
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

77,711
27,000
10,150
17,806
8,755
13,955
104,561
18,140
5,600
60,075
23,543
168,714
97,745
111,111
19,514
125,062
21,879

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0



















